Commitments - Additional Information (Detail) - Two Thousand and Eight Lease Agreement [Member] ft² in Thousands	12 Months Ended
Dec. 31, 2015 ft²
Commitments [Line Items]
Operating lease, area	50
Laboratory [Member]
Commitments [Line Items]
Lease interest rate	10.00%